Parent Only Financial Information (Tables)	12 Months Ended
Dec. 31, 2024
Parent Only Financial Information [Abstract]
Schedule of Condensed Balance Sheets

Condensed balance sheets

	As of December 31,
	2023	2024	2024
	HKD	HKD	US$
Current assets
Amount due from the shareholder	8,775	—	—
Amount due from subsidiaries	—	35,644,714	4,588,838
Cash and cash equivalents	—	15,851	2,041
	8,775	35,660,565	4,590,879
Non-current assets
Intangible assets	—	13,541,442	1,743,301
Interests in a subsidiary	780	780	100
	780	13,542,222	1,743,401

Total assets	9,555	49,202,787	6,334,280

Liabilities and shareholders’ (deficit) equity
Current liabilities
Accrual	—	1,087,478	140,000
Amounts due to a subsidiary	149,867	—	—
Total liabilities	149,867	1,087,478	140,000

Shareholders’ (deficit) equity
Ordinary shares (par value $0.0000625 per share; 780,000,000 Class A ordinary shares authorized, 15,000,000 Class A ordinary shares issued and outstanding as of December 31, 2023 and 17,320,000 Class A ordinary shares issued and outstanding as of December 31, 2024; 20,000,000 Class B ordinary shares authorized, 3,000,000 Class B ordinary shares issued and outstanding as of December 31, 2023 and 2024)*	8,775	9,906	1,275
Additional paid-up capital	—	50,994,645	6,564,961
Accumulated losses	(149,087)	(2,889,242)	(371,956)
Total shareholders’ (deficit) equity	(140,312)	48,115,309	6,194,280
Total liabilities and shareholders’ (deficit) equity	9,555	49,202,787	6,334,280

*	Giving retroactive effect to (i) all the 11,250,000 shares issued and outstanding for a share split at a ratio of 1-to-1.6 on July 14, 2023; and (ii) a share re-classification to Class A ordinary shares and Class B ordinary shares on March 3, 2025.

Schedule of Condensed Statements of Loss

Condensed statements of loss

	For the years ended December 31,
	2022	2023	2024	2024
	HKD	HKD	HKD	US$
Operating expenses
Amortization	—	—	1,481,738	190,756
Professional fee	—	—	1,087,478	140,000
Other general and administrative expenses	42,000	77,088	170,939	22,007
Total operating expenses	42,000	77,088	2,740,155	352,763
Loss before income taxes	(42,000)	(77,088)	(2,740,155)	(352,763)
Income taxes	—	—	—	—
Net loss	(42,000)	(77,088)	(2,740,155)	(352,763)

Schedule of Condensed statements of cash flows

Condensed statements of cash flows

	For the years ended December 31,
	2022	2023	2024	2024
	HKD	HKD	HKD	US$
Cash flows from operating activities
Net loss	(42,000)	(77,088)	(2,740,155)	(352,763)
Adjustments to reconcile net loss to net cash used in operating activities
Amortization of intangible assets	—	—	1,481,738	190,756
Changes in operating liability
Accrual	—	—	1,087,478	140,000
Cash used in operating activities	(42,000)	(77,088)	(170,939)	(22,007)

Cash flows from investing activities
Purchase of intangible assets	—	—	(15,023,180)	(1,934,058)
Advance to subsidiaries	—	—	(50,440,589)	(6,493,632)
Cash used in investing activities	—	—	(65,463,769)	(8,427,690)

Cash flows from financing activities
Proceeds from initial public offerings	—	—	65,641,784	8,450,608
Advanced from the shareholder	—	—	8,775	1,130
Amount due to a related party	42,000	77,088	—	—
Cash generated from financing activities	42,000	77,088	65,650,559	8,451,738
Net increase in cash and cash equivalents	—	—	15,851	2,041
Cash and cash equivalents at the beginning of the year	—	—	—	—
Cash and cash equivalents at the end of the year	—	—	15,851	2,041